Earnings/(loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share
Net income/(loss) attributable to WISeKey International Holding AG	$ (28,659)	$ 8,187	$ (16,278)
Effect of potentially dilutive instruments on net gain	0	335	0
Net income/(loss) attributable to WISeKey International Holding AG after effect of potentially dilutive instruments	$ 0	$ 8,522	$ 0
Shares used in net earnings/(loss) per share computation:
Weighted average shares outstanding - basic	42,785,300	36,079,000	33,904,659
Effect of potentially dilutive equivalent shares	0	1,399,458	0
Weighted average shares outstanding - diluted	0	37,478,458	0
Net earnings/(loss) per share
Basic weighted average loss per share attributable to WIHN	$ (.67)	$ 0.23	$ (0.48)
Diluted weighted average loss per share attributable to WIHN	$ (.67)	$ 0.23	$ (0.48)